Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Schedule of fair value of assets measured on recurring basis
The following table sets forth the major financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2020 and 2021:

	Fair value measurements
	Total	Significant other observable inputs (Level 2)
	RMB	RMB
As of December 31, 2020
Short-term investments	584,999	584,999

Total	584,999	584,999

As of December 31, 2021
Short-term investments	503,831	503,831

Total	503,831	503,831